Derivative financial instruments and Short positions (Details 6) - Maximum Potential For Future Payments Gross [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
CDS	R$ 13,750,530	R$ 11,556,466	R$ 3,984,392
CDS, total	13,750,530	11,556,466	3,984,392
Below Investment Grade	13,750,530	11,556,466	3,984,392
Per risk classification, total	13,750,530	11,556,466	3,984,392
Brazilian Government	13,750,530	11,556,466	3,984,392
Per reference entity, total	13,750,530	11,556,466	3,984,392
Nominal Value Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
CDS	13,750,530	11,556,466	3,984,392
CDS, total	13,750,530	11,556,466	3,984,392
Below Investment Grade	13,750,530	11,556,466	3,984,392
Per risk classification, total	13,750,530	11,556,466	3,984,392
Brazilian Government	13,750,530	11,556,466	3,984,392
Per reference entity, total	R$ 13,750,530	R$ 11,556,466	R$ 3,984,392